Schedule of loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loss Per Share
Net loss	$ (94,979,338)	$ (2,391,812)
Loss attributable to ordinary shareholders	$ (94,979,338)	$ (2,391,812)
Weighted average number of ordinary shares	6,466,527	6,378,267
Diluted earnings (loss) per share	$ (14.69)	$ (0.37)